Capital Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Schedule of future principal minimum payments under the capital lease

Year Ending December 31,	Amount
2017 (remainder of)	$8
2018	33
2019	33
2020	33
2021	33
Thereafter	107
Total payments	247
Less: amount representing imputed interest at 3.25%	(28)
Present value of payments	219
Less: current portion	(33)
Capital lease obligation, net of current portion	$186

Solaris LLC
Schedule of future principal minimum payments under the capital lease

Year Ending December 31,	Amount
2017	$33
2018	33
2019	33
2020	33
2021	33
Thereafter	107
Total payments	272
Less: amount representing imputed interest at 3.25%	(33)
Present value of payments	239
Less: current portion	(26)
Capital lease obligation, net of current portion	$213